SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 13:-   SHAREHOLDERS’ EQUITY

a.Treasury stock:

During the year ended December 31, 2014, the Company’s Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares (the "Share Repurchase Program"), which is the amount that the Company could repurchase according to Israeli law without further approval from an Israeli court. During the five years ended December 31, 2018, the Company received Israeli court approvals to purchase up to an additional $130,000 of its ordinary shares. In addition, in each of February 2019, August 2019 and February 2020, the Company received court approval to purchase up to an additional $12,000 of its ordinary shares (the “Permitted Amount”). These three court approvals also permit the Company to declare a dividend of any part of the Permitted Amount during the approved validity period. The February 2020 court approval for share repurchases will expire on August 3, 2020.

As of December 31, 2019, pursuant to the Company’s Share Repurchase Program, the Company had repurchased a total of 29,471,614 of its ordinary shares at a total cost of $137,868 (of which 559,848 of its ordinary shares were repurchased during the year ended December 31, 2019 for aggregate consideration of $8,002).

b.Cash Dividend:

On January 28, 2019, the Company declared a cash dividend of $0.11 per share. The dividend, in the aggregate amount of $3,218, was paid on February 19, 2019 to all of the Company’s shareholders of record on February 7, 2019.

On August 6, 2019, the Company declared a cash dividend of $0.12 per share. The dividend, in the aggregate amount of $3,502, was paid on September 3, 2019 to all of the Company’s shareholders of record on August 19, 2019.

c.Employee and Non-Employee Share Option Plan:

In 2008, the Company’s Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2019, the total number of shares authorized for future grant under the Plan is 1,878,993.

Share options granted under the Plan expire seven  years from the date of grant and any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2019:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value

Options outstanding at beginning of year	1,852,661	$5.38	3.9	$8,354
Changes during the year:
Granted	210,500	$12.95
Exercised	(695,255)	$4.43
Forfeited	(26,833)	$7.09

Options outstanding at end of year	1,341,073	$7.03	3.9	$25,021

Options exercisable at end of year	773,983	$5.59	2.8	$15,560

The weighted average grant-date fair value of options granted during the years ended December 31, 2019, 2018 and 2017 was $6.63,  $3.02 and $3.05, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2019, 2018 and 2017 was $9,352,  $6,407 and $1,562, respectively.

The following is a summary of the Company’s RSU activity and related information for the year ended December 31, 2019:

		Weighted
	Number of	average grant
	shares	date fair value

RSUs outstanding at beginning of year	930,596	$7.47
Changes during the year:
Granted	403,198	$15.92
Vested	(337,500)	$7.18
Forfeited	(19,125)	$10.43

RSUs outstanding at end of year	977,169	$11.00

The following is a summary of warrants issued to non-employees for the year ended December 31, 2019:

		Weighted
		average
	Number of shares	exercise price

Warrants outstanding at beginning of year	5,000	$5.00
Changes during the year:
Exercised	(5,000)	$5.00

Warrants outstanding and exercisable at end of year	—	$0.00

As of December 31, 2019, there was a total of $7,815 unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.07 years.

The options for employees outstanding as of December 31, 2019, have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2019	years)	price	2019	options

$3.40-4.03	230,900	2.93	$3.87	198,400	$3.85
$4.14-5.80	350,633	2.42	$4.84	264,633	$4.91
$6.25-8.17	469,390	3.92	$7.06	277,025	$6.86
$9.69-19.30	290,150	6.30	$12.15	33,925	$10.56

	1,341,073	3.87	$7.03	773,983	$5.59